Securities Act Registration No. 333-178833

Investment Company Act Registration No. 811-22655

As filed with the Securities and Exchange Commission on December 21, 2018

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 376

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒	Amendment No. 379

(Check appropriate box or boxes.)

Northern Lights Fund Trust III

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, NE 68130

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)	Richard Malinowski Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2600

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund, each a series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hauppauge, and State of New York, on the 21st day of December, 2018.

Northern Lights Fund Trust III

By: /s/ Richard Malinowski*

Richard Malinowski, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

Northern Lights Fund Trust III

Name
/s/ Richard Malinowski	President
Brian Curley*	Treasurer
James U. Jensen*	Independent Trustee
Patricia Luscombe*	Independent Trustee
John V. Palancia*	Independent Trustee
Mark H. Taylor*	Independent Trustee
Jeffery D. Young*	Independent Trustee

*By:	Date:
/s/ Eric D. Kane	December 21, 2018
Eric D. Kane, Esq.

*Attorney-in-Fact – Pursuant to Powers of Attorney as previously filed February 26, 2015 and June 17, 2016.

Exhibit Index

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase